Finance income/(expenses), net - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Income (Expense) [Abstract]
Interest expense on refund liabilities	€ 360	€ 8,419	€ 9,597
Exchange rate, revaluation of US dollar against Euro	7.00%